Long-term loan - Vedanta (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term loan	$ 15,118	$ 14,818	$ 0
Vedanta Biosciences
Disclosure of detailed information about borrowings [line items]
Long-term loan	15,118
Vedanta Biosciences | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	15,000
Vedanta Biosciences | Balance of accreted premium net of unamortized issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term loan	118
Vedanta Biosciences | 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	857
Vedanta Biosciences | 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	5,143
Vedanta Biosciences | 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	5,143
Vedanta Biosciences | 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	$ 3,857